RESTRICTED NET ASSETS OR CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY- CONDENSED BALANCE SHEET (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2022 CNY (¥)
Current assets
Cash and cash equivalents	¥ 15,875	$ 2,234	¥ 8,375
Due from related parties	¥ 10,106	$ 1,422	¥ 8,636
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Total current assets	¥ 66,076	$ 9,299	¥ 99,748
Total assets	100,647	14,164	131,562
Current liabilities
Total current liabilities	149,332	21,017	184,283
Total liabilities	162,163	22,822	190,161
Total stockholders' deficit	(61,516)	(8,658)	(58,599)	¥ (81,260)	¥ (172,642)
Total liabilities and shareholders' deficit	100,647	14,164	131,562
Parent Company
Current assets
Cash and cash equivalents	113	16	3,202
Due from inter-companies	241,239	33,951	237,293
Due from related parties	¥ 4,628	$ 651	¥ 2,943
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Total current assets	¥ 245,980	$ 34,618	¥ 243,438
Investment in unconsolidated subsidiaries	(262,051)	(36,880)	(256,294)
Total assets	(16,071)	(2,262)	(12,856)
Current liabilities
Other payables	7,265	1,022	18,435
Total current liabilities	7,265	1,022	18,435
Total liabilities	7,265	1,022	18,435
Total stockholders' deficit	(23,336)	(3,284)	(31,291)
Total liabilities and shareholders' deficit	¥ (16,071)	$ (2,262)	¥ (12,856)